EQUITY INVESTMENTS	6 Months Ended
Mar. 28, 2014
Equity Method Investments And Joint Ventures [Abstract]
EQUITY INVESTMENTS

(11) EQUITY INVESTMENTS:

The Company’s principal equity method investment is its 50% ownership interest in AIM Services Co., Ltd., a Japanese food and support services company (approximately $184.6 million and $190.7 million at March 28, 2014 and September 27, 2013, respectively, which is included in “Other Assets” in the Condensed Consolidated Balance Sheets). Summarized financial information for AIM Services Co., Ltd. follows (in thousands):

	Three Months Ended March 28, 2014	Three Months Ended March 29, 2013
Sales	$366,242	$414,571
Gross profit	39,543	45,665
Net income	5,589	5,978

	Six Months Ended March 28, 2014	Six Months Ended March 29, 2013
Sales	$765,343	$895,472
Gross profit	85,564	102,405
Net income	13,332	15,380

The period to period comparisons of the summarized financial information for AIM Services Co., Ltd., presented in U.S. dollars above, is significantly impacted by currency translation. ARAMARK’s equity in undistributed earnings of AIM Services Co., Ltd., net of amortization related to purchase accounting for the 2007 going-private transaction, was $2.2 million and $5.4 million for the three and six months ended March 28, 2014, respectively. ARAMARK’s equity in undistributed earnings of AIM Services Co., Ltd., net of amortization related to purchase accounting for the 2007 going-private transaction, was $1.3 million and $5.2 million for the three and six months ended March 29, 2013, respectively.